Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of March 31,
	2024	2025
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	1,875	954	131
Prepayments, receivables and other current assets	50	34,417	4,743
Short-term investments	—	2,777	383
Total current assets	1,925	38,148	5,257
Non-current assets:
Amounts due from subsidiaries	1,091,375	1,063,552	146,561
Investments in other investees	35,086	10,346	1,426
Total non-current assets	1,126,461	1,073,898	147,987
Total assets	1,128,386	1,112,046	153,244
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	104,015	104,015	14,334
Accruals and other current liabilities	879	967	133
Total current liabilities	104,894	104,982	14,467
Non-current liabilities:
Investment deficit of subsidiaries	433,800	498,109	68,641
Deferred tax liabilities	1,299	—	—
Total non-current liabilities	435,099	498,109	68,641
Total liabilities	539,993	603,091	83,108

	As of March 31,
	2024	2025
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2024 and 2025; 2,433,963,400 and 2,436,575,800 shares issued as of March 31, 2024 and 2025,respectively; 2,161,569,300 and 2,148,858,300 shares outstanding as of March 31, 2024 and 2025,respectively)	165	165	23
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2024 and 2025; 303,234,004 shares issued and outstanding as of March 31, 2024 and 2025)	16	16	2
Treasury stock (US$0.00001 par value; 272,394,100 and 287,717,500 shares as of March 31,2024 and 2025, respectively)	(137,446)	(138,269)	(19,054)
Additional paid-in capital	9,489,254	9,490,093	1,307,770
Statutory reserves	3,331	6,705	924
Accumulated other comprehensive income	89,567	72,670	10,014
Accumulated deficit	(8,856,494)	(8,922,425)	(1,229,543)
Total MOGU Inc. shareholders’ equity	588,393	508,955	70,136
Total liabilities and shareholders’ equity	1,128,386	1,112,046	153,244

Condensed Statements of Operations and Comprehensive Loss

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(3,249)	(2,362)	(3,183)	(439)
Amortization of intangible assets	(49,957)	—	—	—
Other (expense)/income, net	(78,030)	3,892	885	122
(Loss)/gain from operations	(131,236)	1,530	(2,298)	(317)
Interest income	—	—	1,984	274
Loss from subsidiaries, VIEs and VIEs’subsidiaries	(38,453)	(60,288)	(54,268)	(7,478)
Loss from investments, net	(16,816)	—	(8,062)	(1,111)
Loss before income tax and share of results of equity investee	(186,505)	(58,758)	(62,644)	(8,632)
Share of results of equity investee	99	(527)	87	12
Net loss	(186,406)	(59,285)	(62,557)	(8,620)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	14,264	3,675	526	72
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	(1,761)	2,276	(1)	—
Unrealized securities holding gains/(loss), net of tax	877	1,220	(17,422)	(2,401)
Total other comprehensive income/(loss)	13,380	7,171	(16,897)	(2,329)
Total comprehensive loss	(173,026)	(52,114)	(79,454)	(10,949)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(f)
Net cash used in operating activities	(1,712)	(10,577)	(4,107)	(566)
Net cash provided by/(used in) investing activities	13,364	(2,216)	4,008	552
Net cash used in financing activities	(1,333)	—	(822)	(113)
Net increase/(decrease) in cash and cash equivalents	10,319	(12,793)	(921)	(127)
Cash and cash equivalents at beginning of year	4,349	14,668	1,875	258
Cash and cash equivalents at end of year	14,668	1,875	954	131